Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill
Schedule of reconciliation of changes in goodwill
€ millions	2021	2020
Opening balance	4,614	1,102
Additions from business combinations	3,217	3,614
Impairment	(18)	-
Foreign exchange and other movements	470	(102)
Balance as at the end of the period	8,283	4,614

Schedule of allocation of goodwill to CGUs
€ millions	31 December 2021	31 December 2020
CGU United States	3,410	-
CGU United Kingdom	2,300	2,137
CGU Germany[1]	996	996
CGU Canada	890	820
Other (units carrying a non-significant goodwill balance)	687	661
Balance as at the end of the period	8,283	4,614

[1]The goodwill as at 31 December 2020 for CGU Germany decreased by €3 million. In 2020, this amount contained goodwill related to CGU Poland which is now included in Other.

Schedule of key assumptions and sensitivity analysis relating to CGUs
	2021
	United States	United Kingdom	Germany	Canada
Forecast period	10 years	7 years	5 years	7 years
Average revenue growth per annum in the fist five years of planning period (CAGR)	10.2%	15.4%	18.1%	18.3%
Average revenue growth per annum in the years subsequent to the first five years of planning period (CAGR)	6.3%	5.1%	0.2%	4.0%
Long-run Adjusted EBITDA margin	27.0%	23.6%	30.0%	15.4%
Percentage growth rate (%)	2.0%	1.4%	0.2%	1.5%
Pre-tax WACC (%)	10.3%	9.6%	9.5%	10.0%

	2020
	United Kingdom	Germany	Canada
Forecast period	7 years	5 years	7 years
Average revenue growth per annum in the fist five years of planning period (CAGR)	16.3%	20.3%	17.6%
Average revenue growth per annum in the years subsequent to the first five years of planning period (CAGR)	3.5%	0.0%	3.8%
Long-run Adjusted EBITDA margin	33.6%	33.9%	14.3%
Percentage growth rate (%)	0.8%	0.0%	1.4%
Pre-tax WACC (%)	9.8%	10.3%	10.8%